Investments (Details Textuals 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investment portfolio gains (losses)	$ (7)	$ (6)	$ (26)
Goodwill, Impairment Loss	65	0	0
Met Life Bank And Caribbean Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investment portfolio gains (losses)	(154)
Caribbean Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill, Impairment Loss	19
Mitsui Sumitomo MetLife Insurance Co., LTD. ("MSI MetLife") [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investment portfolio gains (losses)	(87)	209
Goodwill, Impairment Loss	$ 65